Discontinued operations (Tables)	12 Months Ended
Jun. 30, 2020
Statement [Line Items]
Summary of Exceptional Items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 28 ‘Discontinued operations’.

Year ended 30 June 2020	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(176)	–	(176)
Cancellation of power contracts	(778)	271	(507)
COVID-19 related costs	(183)	53	(130)
Cerro Colorado impairment	(409)	(83)	(492)

Total	(1,546)	241	(1,305)

Attributable to non-controlling interests	(291)	90	(201)
Attributable to BHP shareholders	(1,255)	151	(1,104)

Year ended 30 June 2019	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(1,060)	–	(1,060)
Global taxation matters	–	242	242

Total	(1,060)	242	(818)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,060)	242	(818)

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(650)	–	(650)
US tax reform	–	(2,320)	(2,320)

Total	(650)	(2,320)	(2,970)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(650)	(2,320)	(2,970)

Summary of Income Statement - Discontinued Operations
Income statement – Discontinued operations

	2019	2018
	US$M	US$M
Profit/(loss) after taxation from operating activities	175	(2,921)

Net loss on disposal	(510)	–

Loss after taxation	(335)	(2,921)

Attributable to non-controlling interests	7	26
Attributable to BHP shareholders	(342)	(2,947)

Basic loss per ordinary share (cents)	(6.6)	(55.4)
Diluted loss per ordinary share (cents)	(6.6)	(55.4)

Summary of Cash Flows from Discontinued Operations
Cash flows from Discontinued operations

	2019	2018
	US$M	US$M
Net operating cash flows	474	900
Net investing cash flows (1)	(443)	(861)
Net financing cash flows (2)	(13)	(40)

Net increase/(decrease) in cash and cash equivalents from Discontinued operations	18	(1)

Net proceeds received from the sale of Onshore US	10,531	–
Less Cash and cash equivalents	(104)	–

Proceeds from divestment of Onshore US, net of its cash	10,427	–

Total cash impact	10,445	(1)

(1)	Includes purchases of property, plant and equipment of US$443 million in FY2019 (2018: US$900 million) less proceeds from sale of assets of US$ nil in FY2019 (2018: US$39 million).

(2)
Includes net repayment of interest bearing liabilities of US$6 million in FY2019 (2018: US$4 million), distribution to non-controlling
interests of US$ nil in FY2019 (2018: US$14 million) and dividends paid to non-controlling
interests of US$7 million in FY2019 (2018: US$22 million).

Summary of Net Loss on Disposal of Discontinued Operations
Net loss on disposal of Discontinued operations
Details of the net loss on disposal for the year ended 30 June 2019 is presented in the table below:

2019
US$M
Net assets	11,111

Less non-controlling interest share of net assets disposed	(168)

BHP Share of net assets disposed	10,943

Gross consideration	10,555
Less transaction costs	(54)
Income tax expense	(68)

Net loss on disposal	(510)

Summary of Impairment of Non-current Assets

Cash generating unit	Property, plant and equipment	Goodwill	Total
	US$M	US$M	US$M
Petrohawk	–	(2,253)	(2,253)
Fayetteville	(520)	(86)	(606)

Total impairment of non-current assets	(520)	(2,339)	(2,859)

Discontinued operations [member]
Statement [Line Items]
Summary of Exceptional Items
Exceptional items – Discontinued operations
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements.
There were no exceptional items related to Discontinued operations for the years ended 30 June 2020 and 30 June 2019.
Items related to Discontinued operations included within profit for the year ended 30 June 2018 are detailed below.

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
US tax reform	–	492	492
Impairment of Onshore US assets	(2,859)	109	(2,750)

Total	(2,859)	601	(2,258)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(2,859)	601	(2,258)